PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 7,089	$ 7,096